RYDEX SERIES FUNDS

                       ESSENTIAL PORTFOLIO AGGRESSIVE FUND
                        ESSENTIAL PORTFOLIO MODERATE FUND
                      ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                 (EACH A "FUND")

                      SUPPLEMENT DATED MAY 18, 2009 TO THE

    ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008,
                          AND ALL SUPPLEMENTS THERETO;
     ESSENTIAL PORTFOLIO FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED
                AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO; AND
          RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION, DATED
                  AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE ESSENTIAL PORTFOLIO FUNDS H-CLASS SHARES AND A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2008 (THE "PROSPECTUSES") AND THE RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 1, 2008 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

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Effective May 18, 2009, each Fund name will be preceded with "Rydex | SGI."
Therefore, in the Prospectuses and SAI, each Fund will now be referred to as:
Rydex | SGI Essential Portfolio Aggressive Fund; Rydex | SGI Essential Portfolio Moderate Fund; and Rydex | SGI Essential Portfolio Conservative Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EP-SUP2-0509x0809